Segment Reporting - Summary of Segment Reporting Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenues:
Revenues from services	¥ 342,465	$ 53,740	¥ 311,184	¥ 292,523
Revenues from sales of products	165,397	25,954	118,719	89,154
Total revenues	507,862	79,694	429,903	381,677
Cost of revenues:	(143,716)	(22,553)	(115,981)	(108,343)
Gross profit	364,146	$ 57,141	313,922	273,334
Central laboratory business
Revenues:
Revenues from services	319,353		297,342	276,254
Revenues from sales of products	0		0	0
Total revenues	319,353		297,342	276,254
Cost of revenues:	(81,088)		(73,960)	(73,689)
Gross profit	238,265		223,382	202,565
In-hospital business
Revenues:
Revenues from services	(281)		(847)	(1,476)
Revenues from sales of products	165,397		118,719	89,154
Total revenues	165,116		117,872	87,678
Cost of revenues:	(50,315)		(35,849)	(29,506)
Gross profit	114,801		82,023	58,172
Pharma research and development services
Revenues:
Revenues from services	23,393		14,689	17,745
Revenues from sales of products	0		0	0
Total revenues	23,393		14,689	17,745
Cost of revenues:	(12,313)		(6,172)	(5,148)
Gross profit	¥ 11,080		¥ 8,517	¥ 12,597